Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 730	$ 11,124
Charged/(credited) to:
- profit or loss	(821)	(9,415)
- directly to equity	91	(979)
Ending balance		730
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(72,899)	(61,742)
Charged/(credited) to:
- profit or loss	1,449	(10,727)
- directly to equity	(466)	(430)
Ending balance	(71,916)	(72,899)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(6,196)	(3,687)
Charged/(credited) to:
- profit or loss	(2,609)	(1,960)
- directly to equity	557	(549)
Ending balance	(8,248)	(6,196)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	79,825	76,553
Charged/(credited) to:
- profit or loss	339	3,272
Ending balance	$ 80,164	$ 79,825